Equity (Details 4) - R$ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Equity
Price of share - R$	R$ 20.96	R$ 16.60
Maturity (years)	15 years	15 years
Maturity (day/month/year)	Apr. 27, 2021	Apr. 27, 2021
Exercise price at year end - R$/share	R$ 20.66	R$ 20.23
Number of existing shares	62,104,301	56,888,916
Percentage of capital available for conversion (shares) - %	R$ 20	R$ 20
Number of outstanding shares and stock purchase warrants	256,000	256,000